Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions
Related Party Transactions

20. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
Juxi	Affiliate of Shanghai Jupai
Hehui	Affiliate of Juzhou

During the years ended December 31, 2013, 2014 and 2015, significant related party transactions and balances were as follows:

a.Revenue from Related Parties

	Years Ended December 31
	2013	2014	2015
	$	$	$
One-time commissions
Juxi	24,598	—	—
Hehui	—	1,381,902	—
Investees of Affiliates of Juzhou, a subsidiary of a VIE of the Company	—	209,979	4,929,386
Investees of Juzhou, a subsidiary of a VIE of the Company	1,649,240	2,017,537	14,634,690
Investees of Jupeng, a subsidiary of a VIE of the Company	—	—	856,851
Investees of Mingdu, a subsidiary of a VIE of the Company	—	—	55,267
Investees of Yidezeng, a subsidiary of a VIE of the Company	—	—	2,761
Investees of Yidezhen, a subsidiary of a VIE of the Company	—	—	1,285,068
Investees of Yiju, a subsidiary of a VIE of the Company	—	—	4,862,241

Total one-time commissions	1,673,838	3,609,418	26,626,264
Recurring management fee
Investees of Juzhou, a subsidiary of a VIE of the Company	623,925	2,048,410	15,761,813
Investees of Jupeng, a subsidiary of a VIE of the Company	—	—	51,602
Investees of Mingdu, a subsidiary of a VIE of the Company	—	—	51,045
Investees of Yidezhen, a subsidiary of a VIE of the Company	—	—	1,475,304
Investees of Yidezeng, a subsidiary of a VIE of the Company	—	—	148,685
Investees of Yidexin, a subsidiary of a VIE of the Company	—	—	65,061
Investees of Yidezhao, a subsidiary of a VIE of the Company	—	—	824,644
Investees of Yiju, a subsidiary of a VIE of the Company	—	—	4,483,331

Total recurring management fee	623,925	2,048,410	22,861,485
Recurring service fee
Investees of Affiliates of Juzhou, a subsidiary of a VIE of the Company	—	—	3,761,951
Investees of Affiliates of Yidezeng, a subsidiary of a VIE of the Company	—	—	70,633

Total recurring service fee			3,832,584

Total	2,297,763	5,657,828	53,320,333

b.Amounts due from Related Parties

As of December 31, 2014 and 2015, amounts due from related parties were comprised of the following:

	As of December 31,
	2014	2015
	$	$
Hehui	425,494	—
Investees of Juzhou, a subsidiary of a VIE of the Company	1,964,431	3,593
Investees of Affiliates of Juzhou, a subsidiary of a VIE of the Company	—	390,402
Investees of Jupeng, a subsidiary of a VIE of the Company	—	208,482
Investees of Yidexin, a subsidiary of a VIE of the Company	—	65,962
Investees of Yidezhen, a subsidiary of a VIE of the Company	—	909,055
Investees of Yidezeng, a subsidiary of a VIE of the Company	—	153,997
Investees of Yidezhao, a subsidiary of a VIE of the Company	—	104,718

Total amounts due from related parties	2,389,925	1,836,209

The amounts represent the service fee receivable as of December 31, 2015.

c.Amount due to Related Parties

As of December 31, 2015, deferred revenue from related parties was comprised of the following:

	As of December 31,
	2014	2015
	$	$
Investee of Affiliates of Juzhou, a subsidiary of a VIE of the Company		1,311,546
Investees of Juzhou, a subsidiary of a VIE of the Company	5,419,758	14,193,044
Investees of Jupeng, a subsidiary of a VIE of the Company		1,028,426
Investees of Yidezhen, a subsidiary of a VIE of the Company		1,067,085
Investees of Yidezeng, a subsidiary of a VIE of the Company		26,587

Total amounts due from related parties	5,419,758	17,626,688

The amounts represent recurring management fees and recurring service fees received from the investment fund managed or served by the Group in advance. The balance as of December 31, 2014 included $3,256,366 carried interest prepaid by an investee of Juzhou that were subject to clawback provisions. No additional prepaid carried interest was received in 2015.

d.    Amounts due to Related Party for Issuance of Ordinary Shares

In January 2016, the Group issued to SINA Hong Kong Limited (“SINA”) 2,880,000 ordinary shares, representing approximately 1.5% of the Group’s total outstanding share capital, at $1.83 per share, in a private placement. The aggregated transaction value of this private placement was $5.28 million, which has been received in advance at the end of December 31, 2015.

As of December 31, 2014 and 2015, amounts due to related party was as following:

	As of December 31,
	2014	2015
	$	$
Sina Hong Kong Limited		5,280,000